[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy had begun to show
              Chairman of The   signs of recovery from the recession of 2001.
LETTER       Board of the Fund  But over the last six months, economic weakness,
TO OUR         APPEARS HERE]    falling interest rates and the terrorist attacks
SHAREHOLDERS                    of September 11 all affected your investment.
                The deteriorating economy spurred the U.S. Federal Reserve Board to slash short-term interest rates 11 times during 2001. The overnight rate began the six-month reporting period at 3.75% and was reduced to 1.75% at the close of the period. This is the lowest short-term rate since 1961. Also, the National Bureau of Economic Research announced the U.S. economy was in a recession, unemployment rose to 5.8% by December, with layoffs reaching nearly 2 million during 2001, and stocks sank throughout the calendar year with all major indexes lower for the second consecutive year.

                YOUR INVESTMENT PORTFOLIO

                As of February 28, 2002, the performance of the portfolio's Private Investment Class provided competitive performance; its average monthly yield was 1.47%, and its seven-day yield was 1.45%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor and the distributor not waived fees during the reporting period, performance would have been lower.) The weighted average maturity (WAM) remained in the 27-to 57-day range; at the close of the reporting period the WAM was 48 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $128.84 million at the close of the reporting period.

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                   The Government TaxAdvantage Portfolio seeks to maximize
                current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the Treasury, which provide shareholders with dividends exempt from state and local income taxation in certain jurisdictions. U.S. Treasury securities such as bills and notes offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

                IN CONCLUSION

                As the reporting period ended, signs of an economic recovery were evident. Gross domestic product rose at a surprisingly strong 1.7% annual rate during the fourth quarter of 2001. In January 2002, unemployment fell to 5.6%, manufacturing increased for the third consecutive month after an 18-month slump, and retail sales rose 1.2% after a 0.7% gain in December. These trends, coupled with a strong housing market, low energy prices, the absence of inflation and generally positive news from the battlefields of Afghanistan gave strength to the position of many economists that an economic recovery will take hold during 2002.

                   We are pleased to send you this report on your investment.
                AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

                Respectfully submitted,

                /s/ ROBERT H. GRAHAM
                Robert H. Graham
                Chairman

SCHEDULE OF INVESTMENTS
February 28, 2002
(Unaudited)

                                                          PAR
                                               MATURITY  (000)      VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 81.97%

FEDERAL HOME LOAN BANK - 72.68%
Debentures,
 2.38%                                         10/29/02 $ 10,000 $ 10,001,061
-----------------------------------------------------------------------------
Discount Notes,(a)
 1.80%                                         03/01/02  221,253  221,253,000
-----------------------------------------------------------------------------
 1.71%                                         03/06/02   15,000   14,996,438
-----------------------------------------------------------------------------
 1.79%                                         06/19/02   10,000    9,945,306
-----------------------------------------------------------------------------
 1.69%                                         07/10/02    9,415    9,357,100
-----------------------------------------------------------------------------
 3.33%                                         08/12/02   10,212   10,057,084
-----------------------------------------------------------------------------
 1.94%                                         09/30/02   10,825   10,700,747
-----------------------------------------------------------------------------
 2.12%                                         12/12/02   15,000   14,747,367
-----------------------------------------------------------------------------
Floating Rate Notes, Unsec. Bonds,
 1.73%(b)                                      08/13/02   15,000   14,997,722
-----------------------------------------------------------------------------
 1.97%(b)                                      09/05/02   25,000   25,000,000
-----------------------------------------------------------------------------
 1.74%(b)                                      09/02/03   15,000   14,993,205
-----------------------------------------------------------------------------
Unsec. Bonds,
 5.25%                                         04/25/02   10,000   10,042,372
-----------------------------------------------------------------------------
 2.13%                                         11/06/02   10,000   10,000,480
-----------------------------------------------------------------------------
 2.00%                                         12/05/02   15,000   15,000,000
=============================================================================
                                                                 $391,091,882
=============================================================================

SALLIE MAE - 9.29%(B)
Floating Rate Notes,
 1.83%                                         07/18/02   50,000   50,000,000
=============================================================================
Total U.S. Government Agency Securities (Cost
 $441,091,882)                                                    441,091,882
=============================================================================

U.S TREASURY SECURITIES - 20.39%

U.S. TREASURY BILLS - 18.57%(A)
 1.72%                                         03/14/02   50,000   49,968,944
-----------------------------------------------------------------------------
 1.73%                                         03/21/02   50,000   49,952,083
=============================================================================
                                                                   99,921,027
=============================================================================

                                                    PAR
                                         MATURITY  (000)     VALUE
U.S TREASURY STRIPS - 1.82%(a)
 2.13%                                   02/15/03 $10,000 $  9,798,327
=======================================================================
Total U.S Treasury Securities (Cost $
 109,719,354)                                              109,719,354
=======================================================================
TOTAL INVESTMENTS - 102.36% (COST
 $550,811,236)(c)                                          550,811,236
=======================================================================
OTHER ASSETS LESS LIABILITIES - (2.36)%                    (12,675,990)
=======================================================================
NET ASSETS - 100.00%                                      $538,135,246
_______________________________________________________________________
=======================================================================

INVESTMENT ABBREVIATIONS:

STRIPS - Separately Traded Registered Interest and Principal Security Unsec. - Unsecured

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rates are redetermined periodically. Rates shown are the rates in effect on 2/28/02.
(c) Also represents cost for federal income tax purposes.



See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002
(Unaudited)

ASSETS:

Investments, at value (amortized cost)                             $550,811,236
-------------------------------------------------------------------------------
Cash                                                                  2,496,384
-------------------------------------------------------------------------------
Interest receivable                                                     631,711
-------------------------------------------------------------------------------
Investment for deferred compensation plan                                49,369
-------------------------------------------------------------------------------
Other assets                                                             32,271
===============================================================================
  Total assets                                                      554,020,971
===============================================================================

LIABILITIES:

Payables for:
 Investments purchased                                               14,993,205
-------------------------------------------------------------------------------
 Dividends                                                              692,800
-------------------------------------------------------------------------------
 Deferred compensation plan                                              49,369
-------------------------------------------------------------------------------
Accrued distribution fees                                                52,506
-------------------------------------------------------------------------------
Accrued trustees' fees                                                    2,091
-------------------------------------------------------------------------------
Accrued transfer agent fees                                              16,269
-------------------------------------------------------------------------------
Accrued operating expenses                                               79,485
===============================================================================
  Total liabilities                                                  15,885,725
===============================================================================
Net assets applicable to shares outstanding                        $538,135,246
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                                $215,075,982
_______________________________________________________________________________
===============================================================================
Private Investment Class                                           $128,842,679
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                          $  4,546,657
_______________________________________________________________________________
===============================================================================
Cash Management Class                                              $ 37,683,923
_______________________________________________________________________________
===============================================================================
Resource Class                                                     $151,986,005
_______________________________________________________________________________
===============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                                 215,038,125
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            128,824,140
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                             4,546,637
_______________________________________________________________________________
===============================================================================
Cash Management Class                                                37,670,553
_______________________________________________________________________________
===============================================================================
Resource Class                                                      151,968,409
_______________________________________________________________________________
===============================================================================
Net asset value, offering and redemption price per share for each
 class                                                             $       1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2002
(Unaudited)

INVESTMENT INCOME:

Interest                                              $6,680,821
=================================================================

EXPENSES:

Advisory fees                                            477,310
-----------------------------------------------------------------
Administrative services fees                              73,765
-----------------------------------------------------------------
Custodian fees                                            24,105
-----------------------------------------------------------------
Distribution fees:
 Private Investment Class                                419,722
-----------------------------------------------------------------
 Personal Investment Class                                 9,871
-----------------------------------------------------------------
 Cash Management Class                                    21,707
-----------------------------------------------------------------
 Resource Class                                          170,400
-----------------------------------------------------------------
Transfer agent fees                                       56,957
-----------------------------------------------------------------
Trustees' fees                                             5,748
-----------------------------------------------------------------
Other                                                    100,724
=================================================================
  Total expenses                                       1,360,309
=================================================================
Less: Fees waived                                       (611,146)
=================================================================
  Net expenses                                           749,163
=================================================================
Net investment income                                  5,931,658
=================================================================
Net realized gain (loss) from investment securities       (7,747)
=================================================================
Net increase in net assets resulting from operations  $5,923,911
_________________________________________________________________
=================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2002 and the year ended August 31, 2001 (Unaudited)

                                                   FEBRUARY 28,   AUGUST 31,
                                                       2002          2001
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  5,931,658  $ 23,673,522
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                             (7,747)       73,442
==============================================================================
  Net increase in net assets resulting from
   operations                                         5,923,911    23,746,964
==============================================================================
Distributions to shareholders from net investment
 income:
 Institutional Class                                 (2,159,638)   (7,870,164)
------------------------------------------------------------------------------
 Private Investment Class                            (1,585,600)   (8,007,527)
------------------------------------------------------------------------------
 Personal Investment Class                              (19,945)      (13,289)
------------------------------------------------------------------------------
 Cash Management Class                                 (438,359)   (2,834,314)
------------------------------------------------------------------------------
 Resource Class                                      (1,728,116)   (4,948,228)
==============================================================================
Share transactions - net:
 Institutional Class                                  6,771,496   147,453,398
------------------------------------------------------------------------------
 Private Investment Class                            10,522,320    40,555,813
------------------------------------------------------------------------------
 Personal Investment Class                            2,937,497     1,609,140
------------------------------------------------------------------------------
 Cash Management Class                               18,430,387   (30,792,814)
------------------------------------------------------------------------------
 Resource Class                                      (4,352,032)  155,556,514
==============================================================================
  Net increase in net assets                         34,301,921   314,455,493
==============================================================================

NET ASSETS:

 Beginning of period                                503,833,325   189,377,832
==============================================================================
 End of period                                     $538,135,246  $503,833,325
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $538,047,864  $503,738,196
==============================================================================
 Undistributed net realized gain from investment
  securities                                             87,382        95,129
==============================================================================
                                                   $538,135,246  $503,833,325
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2002
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Government TaxAdvantage Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. As of February 28, 2002, the Reserve Class had not yet commenced operations. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

   NET ASSETS                         RATE
===========================================
   First $250 million                 0.20%
   Over $250 million to $500 million  0.15%
   Over $500 million                  0.10%
===========================================

AIM has agreed to limit Total Annual Fund Operating Expenses, excluding Rule 12b-1 distribution plan fees, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.13%. For the six months February 28, 2002, AIM waived advisory fees of $359,573.

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2002, AIM was paid $73,765 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2002, AFS was paid $50,879 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2002, the Private Investment Class, the Personal Investment Class, the Cash management Class and the Resource Class paid $209,861, $6,580, $17,365 and $136,320, respectively, as compensation under the Plan and FMC waived fees of $251,573.
 Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
 During the six months ended February 28, 2002, the Fund paid legal fees of $4,069 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended February 28, 2002 and the year ended August 31, 2001 were as follows:

                               SIX MONTHS ENDED                    YEAR ENDED
                              FEBRUARY 28, 2002                 AUGUST 31, 2001
                        -------------------------------  -------------------------------
                            SHARES          AMOUNT           SHARES          AMOUNT
                        --------------  ---------------  --------------  ---------------
Sold:
  Institutional Class      265,729,363  $   265,729,363     952,745,153  $   952,745,153
-----------------------------------------------------------------------------------------
  Private Investment
   Class                 1,296,483,627    1,296,483,627   2,583,210,471    2,583,210,471
-----------------------------------------------------------------------------------------
  Personal Investment
   Class*                    4,544,624        4,544,624       1,602,000        1,602,000
-----------------------------------------------------------------------------------------
  Cash Management Class    162,429,758      162,429,758     464,109,615      464,109,615
-----------------------------------------------------------------------------------------
  Resource Class           228,910,576      228,910,576     602,649,633      602,649,633
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        1,486,155        1,486,155       3,724,272        3,724,272
-----------------------------------------------------------------------------------------
  Private Investment
   Class                     1,036,836        1,036,836       2,863,799        2,863,799
-----------------------------------------------------------------------------------------
  Personal Investment
   Class*                       20,028           20,028           9,140            9,140
-----------------------------------------------------------------------------------------
  Cash Management Class        454,777          454,777       2,777,595        2,777,595
-----------------------------------------------------------------------------------------
  Resource Class             1,917,439        1,917,439       4,440,248        4,440,248
-----------------------------------------------------------------------------------------
Reacquired:
  Institutional Class     (260,444,022)    (260,444,022)   (809,016,027)    (809,016,027)
-----------------------------------------------------------------------------------------
  Private Investment
   Class                (1,286,998,143)  (1,286,998,143) (2,545,518,457)  (2,545,518,457)
-----------------------------------------------------------------------------------------
  Personal Investment
   Class*                   (1,627,155)      (1,627,155)         (2,000)          (2,000)
-----------------------------------------------------------------------------------------
  Cash Management Class   (144,454,148)    (144,454,148)   (497,680,024)    (497,680,024)
-----------------------------------------------------------------------------------------
  Resource Class          (235,180,047)    (235,180,047)   (451,533,367)    (451,533,367)
=========================================================================================
                            34,309,668  $    34,309,668     314,382,051  $   314,382,051
_________________________________________________________________________________________
=========================================================================================

* The Personal Investment Class commenced sales on May 30, 2001.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                       PRIVATE INVESTMENT CLASS
                         -----------------------------------------------------------
                          SIX MONTHS
                            ENDED                YEAR ENDED AUGUST 31,
                         FEBRUARY 28,   --------------------------------------------
                             2002         2001     2000     1999     1998     1997
                         ------------   --------  -------  -------  -------  -------
Net asset value,
 beginning of period       $   1.00     $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
-------------------------------------------------------------------------------------
Net investment income          0.01         0.05     0.05     0.04     0.05     0.05
-------------------------------------------------------------------------------------
Less dividends from
 investment income            (0.01)       (0.05)   (0.05)   (0.04)   (0.05)   (0.05)
=====================================================================================
Net asset value, end of
 period                    $   1.00     $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
_____________________________________________________________________________________
=====================================================================================
Total return(a)                0.97%        5.05%    5.15%    4.25%    5.04%    4.87%
_____________________________________________________________________________________
=====================================================================================
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)     $128,843     $118,324  $77,755  $45,377  $31,143  $39,312
_____________________________________________________________________________________
=====================================================================================
Ratio of expenses to
 average net assets:
  With fee waivers             0.38%(b)     0.37%    0.36%    0.43%    0.45%    0.45%
-------------------------------------------------------------------------------------
  Without fee waivers          0.75%(b)     0.76%    0.86%    0.85%    0.78%    0.74%
____________________________________________________________________________________
====================================================================================
Ratio of net investment
 income to average net
 assets                        1.91%(b)     4.75%    5.08%    4.18%    4.80%    4.75%
_____________________________________________________________________________________
=====================================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $169,280,143.

                             TRUSTEES
Frank S. Bayley                                      Robert H. Graham
Bruce L. Crockett                                  Prema Mathai-Davis        Short-Term
Albert R. Dowden                                     Lewis F. Pennock        Investments Trust
Edward K. Dunn, Jr.                                   Ruth H. Quigley        (STIT)
Jack M. Fields                                         Louis S. Sklar
Carl Frischling

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer        Government
Melville B. Cox                                        Vice President        TaxAdvantage
Karen Dunn Kelley                                      Vice President        Portfolio
                                                                             -------------------------------------------------
As of December 31, 2001                                                      Private                                    SEMI-
                                                                             Investment                                 ANNUAL
                        INVESTMENT ADVISOR                                   Class                                      REPORT
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173                                                                 FEBRUARY 28, 2002

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

TAP-SAR-2